Corporate Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023		Oct. 31, 2022		Oct. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income	[1]	$ (898)		$ (771)
Deferred tax assets		5,392		4,653
Deferred tax liabilities		3,308		3,850
Net deferred tax assets (liabilities)		2,084	[1]	803	[1]	$ 902
Deferred tax assets tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(201)		(904)
Deferred tax assets		1,281		1,079
Deferred tax assets allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(172)		(17)
Deferred tax assets		1,155		969
Deferred tax assets deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(77)		42
Deferred tax assets		274		199
Deferred tax assets deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(95)		192
Deferred tax assets		127		54
Deferred tax asset property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(19)		(60)
Deferred tax assets		339		359
Deferred tax assets pension and other post-retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(48)		10
Deferred tax assets		321		234
Deferred tax assets securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(15)		(65)
Deferred tax assets		386		433
Deferred tax assets lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(1)		(31)
Deferred tax assets		936		946
Deferred tax assets other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(177)		(81)
Deferred tax assets		573		380
Deferred tax liabilities cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		127		159
Deferred tax liabilities deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(19)		(7)
Deferred tax liabilities		180		148
Deferred tax liabilities deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(23)		(7)
Deferred tax liabilities		36		40
Deferred tax liability property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		174		135
Deferred tax liabilities		569		810
Deferred tax liabilities pension and other post-retirement benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		1		(12)
Deferred tax liabilities		120		106
Deferred tax liabilities securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(152)		(54)
Deferred tax liabilities		385		236
Deferred tax liabilities investment in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		43		(14)
Deferred tax liabilities		67		126
Deferred tax liabilities intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		160		37
Deferred tax liabilities		1,454		1,613
Deferred tax liabilities others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(91)		(221)
Deferred tax liabilities		370		612
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		(805)		(914)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) for the year recorded in income		$ 93		$ (143)

[1]	For Consolidated Statement of Financial Position presentation, deferred tax assets and liabilities are assessed by legal entity. As a result, the net deferred tax assets of $2,084 (2022 – $803) are represented by deferred tax assets of $3,530 (2022 – $1,903), and deferred tax liabilities of $1,446 (2022 – $1,100) on the Consolidated Statement of Financial Position.